Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
U.S. Global GO GOLD and Precious Metal Miners ETF
Shareholder Report [Line Items]
Fund Name	U.S. Global GO GOLD and Precious Metal Miners ETF
Class Name	U.S. Global GO GOLD and Precious Metal Miners ETF
Trading Symbol	GOAU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Global GO GOLD and Precious Metal Miners ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global GO GOLD and Precious Metal Miners ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
China’s official gold holdings have reached a record 2,264 tons, accounting for 4.9% of the country’s total reserves. Meanwhile, India’s trade deficit has hit a record high, driven in part by increased gold imports. Over the past five years, central banks added 2,575 tons of gold, with top buyers including China (+412 tons, +22%), Türkiye (+359 tons, +141%), Poland (+299 tons, +232%), India (+280 tons, +47%), and Russia (+223 tons, +11%), according to Bank of America. Physically backed gold ETFs are also seeing renewed investor interest, with assets under management trending higher. China gold ETFs have posted six consecutive months of inflows, adding $253 million. Rising free cash flow and declining debt could support higher valuations in the gold industry, which remains near historical lows, according to Canaccord. Senior producers are trading at 0.69x NAV, below the historical average of 0.81x, while junior valuations are improving but still lag prior peaks, according to Royal Bank of Canada.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/27/2017)
U.S. Global GO GOLD and Precious Metal Miners ETF NAV	13.66	4.15	8.11
S&P 500 TR	25.02	14.53	14.50
US Global Go Gold and Precious Metal Miners Index	14.93	5.20	9.45

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/ for more recent performance information.
Visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/ for more recent performance information.

Net Assets	$ 85,391,326
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 573,282
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$85,391,326
Number of Holdings	30
Net Advisory Fee	$573,282
Portfolio Turnover	116%
30-Day SEC Yield	0.39%
30-Day SEC Yield Unsubsidized	0.39%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Basic Materials	99.9%
Cash & Other	0.1%

Top 10 Issuers	(% of Net Assets)
Franco-Nevada Corporation	10.6%
Wheaton Precious Metals Corporation	10.0%
Royal Gold, Inc.	9.8%
Mount Vernon Liquid Assets Portfolio, LLC	5.8%
Sandstorm Gold, Ltd.	4.3%
Allied Gold Corporation	4.2%
Centerra Gold, Inc.	4.2%
Osisko Gold Royalties, Ltd.	4.1%
Triple Flag Precious Metals Corporation	4.0%
Torex Gold Resources, Inc.	3.2%

Top Ten Countries	(% of Net Assets)
Canada	70.9%
United States	15.7%
Australia	15.3%
South Africa	3.9%
Cash & Other	-5.8%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/.
US Global JETS ETF
Shareholder Report [Line Items]
Fund Name	US Global JETS ETF
Class Name	US Global JETS ETF
Trading Symbol	JETS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Global JETS ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-jets-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-jets-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Global JETS ETF	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
According to Morgan Stanley, U.S. citizen departures to international destinations continue to exceed 2019 and 2023 levels, up 7% year-over-year (YOY) and 18% versus 2019. Non-U.S. citizen arrivals into the U.S. remain below 2019 levels but hit a post-pandemic high in July 2024, up 8% YOY and down 9% from 2019. Airline fares have risen for three consecutive months, with September marking the first YOY increase since March 2023. October fares climbed 4.1% YOY. Commercial aircraft retirements have declined 23% from an annual average of 584 (2012-2018) to 450 (2020-2024), increasing the average in-service aircraft age to 11.7 years, up from 9.9 years. Elliott Investment Management has built a $2 billion stake in Southwest Airlines to address underperformance, while United Airlines adjusted its delivery schedule due to Boeing delays, reducing 2024 capex to $6.5 billion. The Department of Transportation also approved the Alaska and Hawaiian Airlines merger.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/28/2015)
US Global JETS ETF NAV	33.13	-4.10	0.66
S&P 500 TR	25.02	14.53	13.18
US Global JETS Index	33.47	-3.57	1.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/u-s-global-jets-etf/ for more recent performance information. Visit https://usglobaletfs.com/fund/u-s-global-jets-etf/ for more recent performance information.
Net Assets	$ 1,070,873,117
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 7,117,421
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,070,873,117
Number of Holdings	51
Net Advisory Fee	$7,117,421
Portfolio Turnover	40%
30-Day SEC Yield	0.22%
30-Day SEC Yield Unsubsidized	0.22%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Consumer, Cyclical	77.3%
Industrial	14.1%
Communications	8.2%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
United Airlines Holdings, Inc.	10.8%
Southwest Airlines Company	10.8%
American Airlines Group, Inc.	10.7%
Mount Vernon Liquid Assets Portfolio, LLC	10.5%
Delta Air Lines, Inc.	10.3%
Frontier Group Holdings, Inc.	3.5%
JetBlue Airways Corporation	3.5%
Allegiant Travel Company	3.4%
Alaska Air Group, Inc.	3.2%
Sun Country Airlines Holdings, Inc.	3.0%

Top Ten Countries	(% of Net Assets)
United States	86.7%
Canada	4.4%
France	2.0%
Spain	1.9%
Singapore	1.9%
Turkey	1.9%
Japan	1.9%
United Kingdom	1.5%
Australia	1.0%
Cash & Other	-3.2%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-jets-etf/.
US Global Sea to Sky Cargo ETF
Shareholder Report [Line Items]
Fund Name	US Global Sea to Sky Cargo ETF
Class Name	US Global Sea to Sky Cargo ETF
Trading Symbol	SEA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the US Global Sea to Sky Cargo ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Global Sea to Sky Cargo ETF	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Sea freight rates have surged, with the Shanghai Containerized Freight Index climbing 150%, now at about half its COVID-era peak. Ton-mile growth remains strong, driven by geopolitical factors such as the Russia-Ukraine war, the Red Sea crisis and Libya’s crude production cuts. The anticipated OPEC+ output hike could provide further support, while supply constraints persist due to a limited tanker order book and ongoing vessel scrapping. While shipping rates are easing, they remain nearly triple last year’s levels due to disruptions in the Red Sea. June 2024 saw 77 ships ordered—the second-highest monthly total ever—followed by elevated ordering in July and August. However, global new containership supply is only 42% of the total forecasted for 2024, with scrapped volume at just 10% of consensus projections. Meanwhile, global air cargo demand has slowed to mid-single-digit YOY declines, impacted by tougher e-commerce comparisons, though Asian volumes remain strong.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/19/2022)
US Global Sea to Sky Cargo ETF NAV	2.13	-0.06
S&P 500 TR	25.02	10.96
US Global Sea to Sky Cargo Index	4.28	2.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/ for more recent performance information.
Visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/ for more recent performance information.

Net Assets	$ 6,160,797
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,160,797
Number of Holdings	31
Net Advisory Fee	$0
Portfolio Turnover	133%
30-Day SEC Yield	8.58%
30-Day SEC Yield Unsubsidized	5.19%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Industrial	96.4%
Consumer, Non-cyclical	2.8%
Cash & Other	0.8%

Top 10 Issuers	(% of Net Assets)
ZIM Integrated Shipping Services, Ltd.	5.6%
COSCO SHIPPING Holdings Company, Ltd. - H-Shares	5.5%
SITC International Holdings Company, Ltd.	4.9%
Hoegh Autoliners ASA	4.9%
Hafnia, Ltd.	4.9%
AP Moller - Maersk AS	4.8%
Orient Overseas International, Ltd.	4.4%
Mount Vernon Liquid Assets Portfolio, LLC	4.2%
Scorpio Tankers, Inc.	4.1%
Kawasaki Kisen Kaisha, Ltd.	4.1%

Top Ten Countries	(% of Net Assets)
China	16.4%
United States	15.5%
Norway	10.5%
Japan	10.1%
Hong Kong	9.4%
United Kingdom	8.9%
Israel	5.6%
Singapore	4.9%
Denmark	4.8%
Cash & Other	13.9%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/.
U.S. Global Technology and Aerospace & Defense ETF
Shareholder Report [Line Items]
Fund Name	U.S. Global Technology and Aerospace & Defense ETF
Class Name	U.S. Global Technology and Aerospace & Defense ETF
Trading Symbol	WAR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the U.S. Global Technology and Aerospace & Defense ETF for the period of December 27, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://usglobaletfs.com/fund/war/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://usglobaletfs.com/fund/war/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global Technology and Aerospace & Defense ETF	$1	0.60%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Performance information is not provided since the Fund has less than twelve months of operations. The Fund’s investment strategy is expected to navigate market dynamics and capture growth opportunities in the aerospace & defense, cybersecurity, semiconductor, and homeland security sectors, which we believe are poised for significant expansion due to geopolitical tensions, increased global defense spending, AI-driven solutions, and ongoing technological advancements driving heightened demand across these industries.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/27/2024)
U.S. Global Technology and Aerospace & Defense ETF NAV	-1.34
S&P 500 TR	-1.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://usglobaletfs.com/fund/war/ for more recent performance information. Visit https://usglobaletfs.com/fund/war/ for more recent performance information.
Net Assets	$ 986,628
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 16
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$986,628
Number of Holdings	28
Net Advisory Fee	$16
Portfolio Turnover	0%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Technology	45.9%
Industrial	32.1%
Communications	10.5%
Consumer, Non-cyclical	7.9%
Cash & Other	3.6%

Top 10 Issuers	(% of Net Assets)
Hexcel Corporation	6.9%
Booz Allen Hamilton Holding Corporation	6.9%
Leidos Holdings, Inc.	6.8%
General Dynamics Corporation	6.8%
Applied Materials, Inc.	6.7%
NVIDIA Corporation	6.6%
Rheinmetall AG	3.9%
Cognyte Software, Ltd.	3.9%
F5, Inc.	3.8%
Skyworks Solutions, Inc.	3.8%

Top Ten Countries	(% of Net Assets)
United States	71.3%
United Kingdom	6.7%
Germany	3.9%
Israel	3.8%
Taiwan	3.8%
France	3.0%
Norway	2.9%
China	1.0%
Cash & Other	3.6%

Updated Prospectus Web Address	https://usglobaletfs.com/fund/war/.